Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other assets.
Reinsurance assets	$ 15,371	$ 16,388
Right-of-use assets	$ 13,851	$ 12,716
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total other assets	Total other assets
Property and equipment	$ 3,561	$ 1,313
Prepayments	9,150	199
Other receivables	21,531	21,240
Total other assets	$ 63,464	$ 51,856